Schedule of investments

Delaware Tax-Exempt Opportunities Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.52%
Corporate Revenue Bonds - 8.74%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series A-2 4.00% 6/1/48	2,000,000	$2,146,800
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #	375,000	205,556
Erie County, New York Tobacco Asset Securitization
Revenue
Series A 1.536% 6/1/60 ^	25,000,000	876,250
Golden State Tobacco Securitization Settlement Revenue,
California
(Asset-Backed) Series A-2 5.00% 6/1/47	500,000	481,155
(Capital Appreciation Asset-Backed) Series B 6.309%
6/1/47 ^	6,425,000	1,145,449
Inland Empire Tobacco Securitization, California
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #^	45,705,000	1,759,185
Series F 144A 1.459% 6/1/57 #^	190,445,000	5,425,778
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75%
4/1/39 #	500,000	449,845
Michigan Tobacco Settlement Finance Authority Revenue
Series A 6.00% 6/1/48	525,000	504,577
Minneapolis, Minnesota Community Planning & Economic
Development Department
(Limited Tax Supported Common Bond Fund) Series A
6.25% 12/1/30	300,000	309,840
Monroe County, Michigan Economic Development
Revenue
(The Detroit Edison Company Project) Series AA 6.95%
9/1/22 (NATL)	500,000	565,795
New Jersey Tobacco Settlement Financing Corporation
(Subordinate Revenue Refunding Bonds) Series B
5.00% 6/1/46	2,510,000	2,419,364
New York Liberty Development Revenue
(Bank of America Tower at One Bryant Park Project)
2.625% 9/15/69	1,080,000	1,031,206
2.80% 9/15/69	5,150,000	4,917,169
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc. -LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	2,961,630
Northern Tobacco Securitization, Alaska
(Asset-Backed) Series A 5.00% 6/1/46	525,000	525,063

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Schedule of investments

Delaware Tax-Exempt Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(Jasper Pellets, LLC Project) Series A 144A 7.00%
11/1/38 (AMT) #	375,000	$339,671
(South Carolina SAVES Green Community Program -
AAC East LLC Project) Series A 144A 7.00% 5/1/39
(AMT) #	600,000	515,598
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C
0.558% 6/1/46 ^	6,400,000	943,168
(Capital Appreciation-3rd Subordinate Lien) Series D
0.307% 6/1/46 ^	1,055,000	139,091
Virginia Tobacco Settlement Financing
Series B-2 5.20% 6/1/46	375,000	375,761
(Capital Appreciation)
Series C 2.398% 6/1/47 ^	11,205,000	1,733,301
Series D 2.521% 6/1/47 ^	6,760,000	1,011,972
		30,783,224
Education Revenue Bonds - 12.98%
BIBB County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A
5.75% 7/1/40 (AGM)	2,500,000	2,619,350
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75%
2/1/49 #	400,000	388,996
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	13,750,000	19,784,325
Series V-1 5.00% 5/1/49	1,950,000	3,009,961
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	300,000	301,686
California School Finance Authority
(ICEF - View Park Elementary & Middle Schools) Series
A 4.75% 10/1/24	355,000	363,591
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,500,000	1,404,450
Colorado Educational & Cultural Facilities Authority
Revenue
(Rocky Mountain Classical Academy Project) Series B-4
144A 5.00% 10/1/59 #	2,670,000	2,538,022

2 NQ-FIA [3/20] 5/20 (1178101)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Dauphin County, Pennsylvania General Authority Revenue
(The Harrisburg University of Science and Technology
Project)
144A 5.00% 10/15/34 #	375,000	$377,096
144A 5.125% 10/15/41 #	150,000	148,851
Delaware County, Pennsylvania Authority College Revenue
(Haverford College) Series A 5.00% 10/1/42	1,500,000	1,787,655
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/44	500,000	500,525
4.00% 7/1/49	1,375,000	1,359,119
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A
5.00% 7/1/40 #	500,000	488,755
Massachusetts Development Finance Agency Revenue
(Emerson College) 5.00% 1/1/38	500,000	568,655
(Williams College) Series S 4.00% 7/1/46	300,000	334,047
Massachusetts Educational Financing Authority Revenue
Series I 6.00% 1/1/28	95,000	95,098
Newark Higher Education Finance Revenue, Texas
(Village Tech Schools) Series A 5.125% 8/15/47	375,000	329,310
Ohio Higher Educational Facility Revenue
(University of Dayton 2011 Project) Series A 5.375%
12/1/30	500,000	510,645
Pennsylvania State Public School Building Authority
(Northampton County Area Community College Project)
5.50% 3/1/31	500,000	519,245
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(Cornerstone Charter Academy Project) 144A 5.125%
2/1/46 #	500,000	477,580
Rhode Island Health & Educational Building Revenue
(University of Rhode Island Auxiliary Enterprise) Series B
5.25% 9/15/29 (AGC)	1,415,000	1,419,316
Summit County, Ohio Development Finance Authority
Revenue
(Austen Bioinnovation Institute In Akron Project) 5.375%
12/1/30	1,000,000	1,027,640
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	3,000,000	3,393,420

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Schedule of investments

Delaware Tax-Exempt Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Utah Charter School Finance Authority Revenue
(Wallace Stegner Academy Project) 144A 5.00%
6/15/49 #	1,590,000	$1,494,727
Yonkers, New York Economic Development Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project) Series A 5.00%
10/15/54	465,000	463,470
		45,705,535
Electric Revenue Bonds - 2.58%
Long Island, New York Power Authority
Series B 5.00% 9/1/41	3,000,000	3,482,520
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/35	250,000	254,890
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	1,770,000	1,292,100
Series TT 5.00% 7/1/32 ‡	3,165,000	2,247,150
Series WW 5.25% 7/1/33 ‡	1,750,000	1,246,875
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38	500,000	548,970
		9,072,505
Healthcare Revenue Bonds - 6.54%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A1 5.00% 11/1/47	750,000	1,178,895
Capital Trust Agency, Florida
(Sarasota-Manatee Jewish Housing Council, Inc.
Project) Series A 144A 5.00% 7/1/46 #	500,000	466,760
(Tuscan Gardens Palm Coast Project)
Series A 144A 6.75% 10/1/37 #	150,000	121,209
Series A 144A 7.00% 10/1/49 #	320,000	251,501
Collier County, Florida Industrial Development Authority
Revenue
(The Arlington of Naples Project) Series A 144A 8.125%
5/15/44 #‡	335,000	291,869
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) Series A 144A
5.00% 12/1/54 #	1,635,000	1,382,899
(Ralston Creek at Arvada Project) Series A 5.25%
11/1/32	375,000	330,113
Hospitals & Higher Education Facilities Authority of
Philadelphia, Pennsylvania
(The Children’s Hospital of Philadelphia Project) Series D
5.00% 7/1/32	500,000	521,455

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(The Terraces of Boise Project) Series A 8.00% 10/1/44	330,000	$340,712
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.50% 5/15/54	375,000	334,523
King County, Washington Public Hospital District No. 4
(Snoqualmie Valley Hospital) Series A 6.25% 12/1/45	375,000	397,335
Lake County Port & Economic Development Authority
Revenue, Ohio
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75%
12/1/52 #	495,000	381,259
Lee County Industrial Development Authority, Florida
(The Preserve Project) Series A 144A 5.75% 12/1/52 #	475,000	424,004
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project) Series A-1 5.00%
1/1/49	2,500,000	2,093,700
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/42	1,500,000	1,775,985
Montgomery, Ohio
(Trousdale Foundation Properties) Senior Series A 144A
6.25% 4/1/49 #	250,000	149,945
Nash Health Care Systems Revenue, North Carolina
5.50% 11/1/26 (AGM)	1,000,000	1,019,140
Nassau County, New York Industrial Development Agency
Revenue
(Amsterdam House Continuing Care Retirement
Community) Series A 6.70% 1/1/49	375,000	312,150
New Hope, Texas Cultural Education Facilities Finance
(Presbyterian Village North Project) Series A1 5.25%
10/1/49	500,000	446,535
Norfolk, Virginia Economic Development Authority
Revenue
(Sentara Healthcare) Series B 5.00% 11/1/43	1,000,000	1,064,810
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,500,000	1,394,370
Series A 144A 6.75% 12/1/53 #	500,000	454,125
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(Vista Grande Villa Project) 144A 6.50% 7/1/50 #	350,000	224,969

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Schedule of investments

Delaware Tax-Exempt Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County Industrial Development Authority, Florida
(Legacy Pointe at UCF Project)
4.25% 11/15/26	2,060,000	$1,852,167
5.50% 11/15/49	2,000,000	1,637,780
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	630,000	576,356
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75%
11/15/47	500,000	527,640
(C. C. Young Memorial Home Project) 6.375% 2/15/48	350,000	354,522
(MRC Stevenson Oaks Project) 144A 10.00% 3/15/23 #	375,000	434,441
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella At ASU Project) Series A 144A 6.125%
10/1/52 #	500,000	505,230
University of North Carolina Board of Governors
(University of North Carolina Hospitals at Chapel Hill)
5.00% 2/1/46	500,000	578,380
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/45 #	350,000	362,019
Winchester, Virginia Economic Development Authority
Revenue
(Valley Health System Obligated Group) 5.00% 1/1/35	500,000	583,590
Woodloch Health Facilities Development, Texas
(Inspired Living at Missouri City Project) Series A-1 144A
7.125% 12/1/51 #‡	345,000	265,029
		23,035,417
Housing Revenue Bonds - 0.55%
California Community Housing Agency
(Annadel Apartments) Series A 144A 5.00% 4/1/49 #	600,000	606,492
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	1,000,000	1,006,580
Minnesota Housing Finance Agency
(Rental Housing) Series A 5.05% 8/1/31	300,000	311,340
		1,924,412
Lease Revenue Bonds - 4.86%
Connecticut State Health & Educational Facilities Authority
(State Supported Child Care) 5.00% 7/1/28	1,000,000	1,042,080
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	4,000,000	4,010,840
Series A 5.00% 9/1/37	1,000,000	1,002,600

6 NQ-FIA [3/20] 5/20 (1178101)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Cameron Parish, Louisiana Gomesa Project) Series A-1
144A 5.65% 11/1/37 #	375,000	$375,739
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	1,000,000	913,190
Series A 5.00% 6/15/50	1,000,000	985,920
Michigan State Building Authority
(Facilities Program) Series I-A 5.00% 10/15/29	1,000,000	1,053,310
Minnesota Housing Finance Agency
(Non Profit Housing Bonds State Appropriation) 5.00%
8/1/31	250,000	262,193
New Jersey State Transportation Trust Fund Authority
Series AA 5.00% 6/15/29	1,000,000	1,102,940
New York City, New York Transitional Finance Authority
Building Aid Revenue
Series S-1 5.00% 7/15/37	5,000,000	5,361,050
New York Liberty Development Revenue
(World Trade Center Project) Class 1-3 144A 5.00%
11/15/44 #	1,000,000	1,015,590
		17,125,452
Local General Obligation Bonds - 9.84%
Blue Lake Metropolitan District No. 3, Colorado
Series A 5.25% 12/1/48	225,000	195,149
Chicago, Illinois Board of Education
Series A 5.00% 12/1/41	365,000	359,875
Crowfoot Valley Ranch Metropolitan District No. 2,
Colorado
Series A 5.75% 12/1/48	500,000	465,550
Goodrich Area School District, Michigan
5.50% 5/1/32	1,000,000	1,045,430
New York City, New York
Subseries B-1 5.00% 12/1/37	4,500,000	5,360,445
Subseries B-1 5.00% 12/1/41	5,000,000	5,911,450
Northwest Independent School District, Texas
5.00% 2/15/42 (PSF)	5,000,000	5,757,950
Penn Delco School District, Pennsylvania
Series A 5.00% 6/1/34	1,000,000	1,107,300
Quincy, Massachusetts
5.00% 12/1/28	500,000	512,215
Rockwall Independent School District, Texas
5.00% 2/15/46 (PSF)	10,000,000	11,371,800

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Schedule of investments

Delaware Tax-Exempt Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Maryland Creek Ranch Metropolitan District,
Colorado
Series A 5.625% 12/1/47	500,000	$454,195
Wayne, Michigan
Series A 5.00% 2/1/30 (AGM)	935,000	937,599
Woodland Hills School District, Pennsylvania
5.00% 9/1/43 (BAM)	1,000,000	1,158,250
		34,637,208
Pre-Refunded Bonds - 4.30%
Broward, Florida Airport System Revenue
Series A 5.25% 10/1/30-23 §	5,000,000	5,693,350
Hartford, Connecticut
Series A 5.00% 4/1/31-21 §	855,000	887,541
Kent Hospital Finance Authority, Michigan
(Spectrum Health System) Series A 5.00%
11/15/29-21 §	1,000,000	1,063,250
Lansing, Michigan Board of Water & Light
Series A 5.50% 7/1/41-21 §	5,000,000	5,274,900
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	1,000,000	1,100,830
Waterbury, Connecticut
5.00% 12/1/32-23 §	1,000,000	1,134,260
		15,154,131
Resource Recovery Revenue Bond - 0.44%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41
(AMT) #	1,750,000	1,555,750
		1,555,750
Special Tax Revenue Bonds - 16.02%
Georgia State Environmental Loan Acquisition
5.125% 3/15/31	720,000	721,980
Illinois State
Series B 6.00% 6/15/26 (NATL)	1,000,000	1,081,830
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00%
9/15/44 #	375,000	336,157
Metropolitan Transportation Authority Revenue, New York
(Dedicated Tax Fund Refunding Green Bonds) Series
B-2 5.00% 11/15/36	2,000,000	2,359,800
New York City, New York Transitional Finance Authority
Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	3,064,675

8 NQ-FIA [3/20] 5/20 (1178101)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	4,000,000	$4,788,280
Series A 5.00% 3/15/42	6,120,000	7,295,346
Series B 5.00% 3/15/34	5,000,000	5,322,600
Series D 4.00% 2/15/49	2,500,000	2,807,475
New York State Urban Development Revenue
5.00% 3/15/37	4,000,000	4,922,760
Port Authority of Allegheny County, Pennsylvania
(Special Revenue Transportation Refunding Bonds)
5.25% 3/1/24	6,000,000	6,213,420
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,493,000	9,907,071
Series A-1 5.00% 7/1/58	3,195,000	3,114,965
Series A-1 5.579% 7/1/46 ^	7,135,000	1,695,775
Series A-2 4.329% 7/1/40	3,020,000	2,781,692
		56,413,826
State General Obligation Bonds - 6.96%
California State
Various Purposes 5.00% 4/1/37	5,000,000	5,524,850
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	1,000,000	1,364,060
Series E 5.00% 8/1/35	5,000,000	5,229,550
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	2,755,000	1,659,887
(Public Improvement)
Series A 5.00% 7/1/24 ‡	725,000	494,813
Series A 5.00% 7/1/41 ‡	1,140,000	695,400
Series A 5.125% 7/1/37 ‡	1,570,000	977,325
Series A 5.25% 7/1/30 ‡	2,300,000	1,572,625
Series A 5.25% 7/1/31 ‡	485,000	331,619
Series A 5.25% 7/1/34 ‡	595,000	394,187
Series A 5.50% 7/1/39 ‡	1,050,000	664,125
Series A 6.00% 7/1/38 ‡	545,000	374,688
Series B 5.00% 7/1/35 ‡	495,000	337,837
Illinois State
Series B 4.00% 11/1/39	5,380,000	4,886,654
		24,507,620
Transportation Revenue Bonds - 22.22%
Atlanta, Georgia Airport General Revenue
Series C 5.25% 1/1/30	5,000,000	5,130,350

NQ-FIA [3/20] 5/20 (1178101) 9

Schedule of investments

Delaware Tax-Exempt Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	$1,235,760
Chicago, Illinois O’Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	1,690,000	1,937,044
Series A 5.00% 1/1/38 (AMT)	600,000	685,254
Dallas Fort Worth, Texas International Airport
Series F 5.25% 11/1/30	5,000,000	5,498,800
Denver, Colorado City & County Airport System Revenue
Series A 5.00% 12/1/43 (AMT)	6,000,000	6,955,260
Erie, Pennsylvania Parking Authority
5.20% 9/1/35 (AGM)	740,000	750,686
Massachusetts Port Authority
Series A 5.00% 7/1/37 (AMT)	4,000,000	4,860,440
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,557,796
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,193,705
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	5,020,000	5,652,269
Metropolitan Washington, District of Columbia Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	1,000,000	1,015,820
Montgomery County, Texas Toll Road Authority
5.00% 9/15/37	1,750,000	1,868,335
New Jersey State Turnpike Authority Turnpike Revenue
Series E 5.00% 1/1/45	6,000,000	6,680,460
North Carolina Turnpike Authority
5.00% 1/1/36 (AGM)	5,890,000	6,745,523
North Texas Tollway Authority Revenue
(First Tier) Series B 5.00% 1/1/40	2,000,000	2,180,840
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects) Series A-1 5.00% 2/15/28	300,000	329,679
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,429,400
Series B 5.00% 12/1/45	635,000	729,450
Series C 5.00% 12/1/44	1,000,000	1,132,850
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project) 144A 8.00%
2/1/39 #	750,000	772,320
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	4,000,000	4,614,480

10 NQ-FIA [3/20] 5/20 (1178101)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports
Commission
Series A 5.00% 5/1/44 (AMT)	5,000,000	$5,801,900
Washington, District of Columbia Metropolitan Area Transit
Authority
5.00% 7/1/43	1,000,000	1,162,410
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,666,200
Series D 5.00% 12/1/45 (AGM)	750,000	846,203
Westchester County, New York Industrial Development
Agency
(Million Air Two LLC General Aviation Facilities Project)
144A 7.00% 6/1/46 (AMT) #	775,000	831,195
		78,264,429
Water & Sewer Revenue Bonds - 2.49%
Delaware County, Pennsylvania Regional Water Quality
Control Authority
5.00% 5/1/40	500,000	570,750
Mississippi Development Bank
(City of Jackson, Mississippi Water and Sewer System
Revenue Bond Project) 6.75% 12/1/30 (AGM)	1,000,000	1,186,830
Newtown Township, Pennsylvania Sewer Authority
5.00% 9/1/43	2,500,000	2,939,600
North Penn, Pennsylvania Water Authority
5.00% 11/1/32	500,000	528,295
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28	1,000,000	1,081,010
Saginaw, Michigan Water Supply System Revenue
Series A 5.00% 7/1/31 (AGM)	500,000	524,790
Stamford, Connecticut Water Pollution Control System &
Facility Revenue
Series A 5.50% 8/15/38	750,000	848,295
Toledo, Ohio Water System Revenue
5.00% 11/15/38	1,000,000	1,098,150
		8,777,720
Total Municipal Bonds (cost $341,316,550)		346,957,229

NQ-FIA [3/20] 5/20 (1178101) 11

Schedule of investments

Delaware Tax-Exempt Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 0.18%
Variable Rate Demand Notes - 0.18%¤
Idaho Health Facilities Authority Revenue (St. Luke’s
Health System Project) Series C 1.10% 3/1/48
(LOC – US Bank N. A. )	425,000	$425,000
Industrial Development Authority of the City of Phoenix,
Arizona (Mayo Clinic) Series B 0.75% 11/15/52
(SPA -Wells Fargo Bank)	200,000	200,000
Total Short-Term Investments (cost $625,000)		625,000

Total Value of Securities – 98.70%
(cost $341,941,550)		347,582,229
Receivables and Other Assets Net of Liabilities – 1.30%		4,587,548
Net Assets Applicable to 21,985,144 Shares Outstanding – 100.00%		$352,169,777

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2020, the aggregate value of Rule 144A securities was $ 28,918,668, which represents
8.21% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2020.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
LOC – Letter of Credit
N. A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

12 NQ-FIA [3/20] 5/20 (1178101)

(Unaudited)

Summary of abbreviations (continued):
SPA – Stand-by Purchase Agreement
USD – US Dollar

NQ-FIA [3/20] 5/20 (1178101) 13